INTANGIBLE ASSETS, NET- Estimated aggregate amortization expense (Details) - Dec. 31, 2022	CNY (¥)	USD ($)
GOODWILL
2023	¥ 5,360,169	$ 777,151
2024	5,251,853	761,447
2025	4,849,872	703,165
2026	4,644,938	673,453
2027	4,298,162	623,175
Thereafter	¥ 13,706,942	$ 1,987,320